Accounting Rules and Methods - Summary of Information about Geographical Segment (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Total	€ 54	€ 97
France
Disclosure of geographical areas [line items]
Total	0	0
United States
Disclosure of geographical areas [line items]
Total	€ 54	€ 97